Investment in Sales-Type Leases, Net (Tables)	12 Months Ended
Dec. 31, 2020
Investments [Abstract]
Schedule of net investment in sales-type leases
	2020	2019
Total future minimum lease payments receivable	$-	$56,477,739
Less: executory cost	-	(3,623,100)
Less: unearned interest	-	(14,905,393)
Less: realized interest income but not yet received	-	(5,245,244)
Less: allowance for net investment receivable	-	(24,416,442)
Investment in sales-type leases, net	-	8,287,560
Current portion	-	-
Noncurrent portion	$-	$8,287,560